Earnings / (loss) per share (Tables)	12 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Summary of Earning Per Share

The following reflects the earnings / (loss) and share data used for the basic and diluted EPS computations:

	For the year ended March 31,
	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Earnings / (loss) attributable to equity holders of the parent	(4,817)	3,404	3,814	45
Add: Loss attributable to one class B share @	56	117	70	1
Add: Loss attributable to one class D share ^	44	113	75	1
Earnings / (loss) attributable to equity holders of Class A and C for basic and diluted earnings	(4,717)	3,634	3,959	46

Earnings / (loss) per share: Basic
Equity shares: Class A shares (in INR and USD, par value of USD 0.0001)	(12.32)	9.94	10.92	0
Equity shares: Class C shares (in INR and USD, par value of USD 0.0001)	(12.32)	9.94	10.92	0

Earnings / (loss) per share: Diluted
Equity shares: Class A shares (in INR and USD, par value of USD 0.0001)	(12.32)	9.92	10.81	0
Equity shares: Class C shares (in INR and USD, par value of USD 0.0001)	(12.32)	9.92	10.81	0

	For the year ended March 31,
Weighted average number of equity shares in calculating basic EPS	2023	2024	2025
Class A shares of the Company	264,167,259	247,142,406	244,306,376
Class C shares of the Company	118,363,766	118,363,766	118,363,766
Weighted average number of equity shares in calculating basic EPS	382,531,025	365,506,172	362,670,142

Computation of Weighted average number of equity shares in calculating diluted EPS#
Weighted average number of equity shares in calculating basic EPS	382,531,025	365,506,172	362,670,142
Impact of share options (dilutive)	—	875,605	3,455,768
Weighted average number of equity shares in calculating diluted EPS	382,531,025	366,381,777	366,125,910

@ Class B share is not the most subordinate to other classes of equity instruments as per IAS 33. Refer Note 16 for terms of Class B share.

^ Class D share is a redeemable share and therefore, is not considered as ordinary shares as per IAS 33. Refer Note 16 for terms of Class D share.

#Since the effect of all potential equity shares other than mentioned above were anti-dilutive in year ended March 2025, 2024 and 2023, it has not been considered for the purpose of computing diluted earnings per share.